Employee Benefits - Summary of Defined Benefit Obligation (DBO) and Plan Assets for Pension and Other Benefit Obligation Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ (131,410,989)	$ (154,847,297)	$ (140,696,974)	$ (108,118,868)
Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	131,174,685	154,578,357
Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	109,125,922	128,343,821
Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	12,502,377	14,924,874
Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	4,453,350	5,818,789
Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	5,093,036	5,490,873
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(345,315,712)	(343,003,240)	(342,569,774)	(306,702,447)
Defined benefit obligation [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	345,079,408	342,734,300
Defined benefit obligation [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	286,396,483	278,434,302
Defined benefit obligation [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	38,092,662	40,240,193
Defined benefit obligation [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	15,497,227	18,568,932
Defined benefit obligation [member] | Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	5,093,036	5,490,873
Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	218,327,182	191,549,583	206,300,821	203,671,122
Plan assets [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(218,327,182)	(191,549,583)
Plan assets [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(177,270,561)	(150,090,481)
Plan assets [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(25,590,285)	(25,315,319)
Plan assets [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(15,466,336)	(16,143,783)
Effect of asset celling [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(4,422,459)	(3,393,640)	$ (4,428,021)	$ (5,087,543)
Effect of asset celling [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	4,422,459	3,393,640
Effect of asset celling [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ 4,422,459	$ 3,393,640